Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 05, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Restricted cash		$ 24,475,000	$ 28,106,000
Deposits, excluded from balance sheet		$ 0	$ 300,000
LHFS originated | Geographic Concentration Risk | Texas
Loss Contingencies [Line Items]
Concentration risk percentage		11.00%	11.00%
LHFS originated | Geographic Concentration Risk | Florida
Loss Contingencies [Line Items]
Concentration risk percentage		12.00%	10.00%
LHFS originated | Geographic Concentration Risk | California
Loss Contingencies [Line Items]
Concentration risk percentage			11.00%
One loan purchaser | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage		66.00%	65.00%
Forward commitments
Loss Contingencies [Line Items]
Notional Value		$ 265,000,000	$ 422,000,000
Commitment to Fund Mortgage Loans
Loss Contingencies [Line Items]
Other commitments		227,400,000
Escrow deposits
Loss Contingencies [Line Items]
Restricted cash		3,400,000	8,000,000
Employee related labor dispute
Loss Contingencies [Line Items]
Loss contingency, estimated liability		8,400,000	8,400,000
Employee related labor dispute | Unpaid Principal | Scenario One | Subsequent event
Loss Contingencies [Line Items]
Amount awarded from other party	$ 2,277,000
Employee related labor dispute | Unpaid Principal | Scenario Two | Subsequent event
Loss Contingencies [Line Items]
Amount awarded from other party	$ 1,161,270
Amount awarded from other party, shares to be returned (in shares)	220,500
Employee related labor dispute | Unpaid Interest | Scenario One | Subsequent event
Loss Contingencies [Line Items]
Amount awarded from other party	$ 483,051.93
Employee related labor dispute | Unpaid Interest | Scenario Two | Subsequent event
Loss Contingencies [Line Items]
Amount awarded from other party	$ 483,051.93
Regulatory matters
Loss Contingencies [Line Items]
Loss contingency, estimated liability		8,600,000	11,900,000
Loss contingency, (gain) loss in period		3,300,000
Loss contingency, period increase (decrease)		$ (3,300,000)	$ (1,300,000)